UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ X ] ;  Amendment Number: 1
 This Amendment (Check only one.): [ X ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Franklin Templeton Investments Corp.
Address:        One Financial Place
                1 Adelaide Street, Suite 2101
                Toronto, Ontario
                Canada M5C 3B8

Form 13F File Number:   28-6143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael S.J. Mezei
Title:           Senior Vice President, General Counsel, & Corporate Secretary

Signature, Place, and Date of Signing:

/S/ MICHAEL S. J. MEZEI



By: Michael S. J. Mezei
Toronto, Ontario
Canada
January 29, 2001

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name

28-734                           Franklin Resources, Inc.